Share Capital and Treasury Shares (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Summary of reserves within equity
		Numbers of shares
	Notes	Class A ordinary shares	Class B ordinary shares	Class B treasury shares
At January 1, 2020		41,084,851	204,526,628	—
Conversion of class B ordinary shares to class A ordinary shares		21,243,000	(21,243,000)	—

At December 31, 2020 and January 1, 2021		62,327,851	183,283,628	—
Repurchase of ordinary shares	(i)	—	(69,144,673)	69,144,673

As December 31, 2021		62,327,851	114,138,955	69,144,673
Issued during the year	(ii), (iii), (iv)	77,467,980	54,524,730	—
Conversion of class B ordinary shares to class A ordinary shares		4,281,379	(4,281,379)	—
Repurchase of ordinary shares	(i)	—	(36,923,963)	36,923,963

As December 31, 2022		144,077,210	127,458,343	106,068,636

Notes:
(i)
On September 30, 2021 and December 31,2022, the Company repurchased
69,144,673

and 36,923,963 ,respectively,
Class B ordinary shares from the immediate holding company, amounting to
HK$5,000,000,000 and HK$2,500,000,000.

Details on
N
ote 28.

(ii)	In January 2022, the convertible bond has been converted into 1,856,436 class A ordinary shares at the conversion price of US$8.08 per share.
(iii)
During the year ended December 31, 2022, the Company acquired a controlling stake in AMTD Digital by issuing 67,200,330 Class A and 51,253,702 Class B shares to the selling shareholders of AMTD Digital at a consideration of HK$7,756,228,581.

(iv)	In January and April 2022, the Company issued 8,411,215 Class A and 3,271,028 Class B shares to the private investors at US$4.28 per share.